Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Year Ended December 31	Amount
$
2017	8,839,443
2018	5,204,094
2019	2,384,704
2020	1,166,878
2021	565,736
Then thereafter	738,335

Total	18,899,190